Leases - Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows used in operating activities:
Payments of short-term and low-value leases	$ 0	$ (1)
Interest paid	(21)	(23)	$ (27)
Cash flows used in financing activities:
Payment of lease obligations	$ (77)	$ (89)